     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—88.70%
Alabama—0.21%
Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue (Infirmary Health System, Inc.),
Series B,
0.220%, VRD	9,200,000	9,200,000

Alaska—0.28%
Alaska International Airports Revenue Refunding (System),
Series A,
0.210%, VRD	7,000,000	7,000,000
North Slope Borough, Series A,
2.000%, due 06/30/11	5,000,000	5,020,314

		12,020,314

Arizona—1.30%
Apache County Industrial Development Authority
(Tucson Electric Power Co.-Springerville Project),
Series C,
0.220%, VRD	35,000,000	35,000,000
Pima County Industrial Development Authority
(Tucson Electric Power Co.-Irvington Project),
Series A,
0.250%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(JP Morgan Chase PUTTERs),
Series 3030,
0.250%, VRD[1,2]	6,460,000	6,460,000
Series 3242,
0.250%, VRD[1,2]	5,695,000	5,695,000

		55,355,000

California—2.30%
California Health Facilities Financing Authority
Revenue (Adventist Health Systems),
Series A,
0.190%, VRD	5,000,000	5,000,000
California Housing Finance Agency Revenue (Home Mortgage),
Series M,
0.230%, VRD[3]	12,715,000	12,715,000
California Infrastructure & Economic Development
Bank Revenue (Jewish Community Center),
Series A,
0.240%, VRD	4,170,000	4,170,000
California Infrastructure & Economic Development
Bank Revenue (Orange County Performing Arts),
Series A,
0.250%, VRD	2,400,000	2,400,000
California Infrastructure & Economic Development
Bank Revenue (Santa Barbara Performing Arts),
0.250%, VRD	2,750,000	2,750,000
California State, Series A, Subseries A-1-1,
0.200%, VRD	7,425,000	7,425,000
California Statewide Communities Development
Authority (Robert Louis Stevenson),
0.220%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
California—(concluded)
East Bay Municipal Utility District Water System
Revenue Refunding, Subseries A-2 (Mandatory
Put 03/01/12 @ 100),
0.280%, VRD	6,000,000	6,000,000
Livermore Redevelopment Agency Multi-Family
Revenue Refunding (Housing Livermore),
Series A (FNMA Insured),
0.230%, VRD	5,000,000	5,000,000
Murrieta Valley Unified School District Certificates
of Participation (School Facilities Bridge Funding Program),
0.230%, VRD	2,000,000	2,000,000
Riverside Water Revenue Refunding, Series A,
0.220%, VRD	21,120,000	21,120,000
San Diego County Regional Transportation
Commission Sales Tax Revenue (Limited Tax),
Series A,
0.220%, VRD	5,000	5,000
Santa Clara Electrical Revenue, Subseries B,
0.250%, VRD	22,185,000	22,185,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.210%, VRD	1,600,000	1,600,000

		98,370,000

Colorado—2.82%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.300%, VRD[1,2]	16,690,000	16,690,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series C-7,
0.230%, VRD	4,950,000	4,950,000
Colorado Health Facilities Authority Revenue
Refunding (The Evangelical),
0.250%, VRD	3,330,000	3,330,000
Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.250%, VRD[3]	4,000,000	4,000,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue, Class I,
Series A-3,
0.250%, VRD[3]	6,500,000	6,500,000
Colorado Springs Utilities Revenue Refunding
(System Improvement),
Series B,
0.290%, VRD	29,745,000	29,745,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.210%, VRD	22,285,000	22,285,000
Series A2,
0.210%, VRD	6,700,000	6,700,000
Series A3,
0.210%, VRD	15,300,000	15,300,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Colorado—(concluded)
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.240%, VRD	10,845,000	10,845,000

		120,345,000

Connecticut—0.20%
Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	8,500,000	8,572,014

Delaware—0.56%
Delaware State Economic Development Authority
Revenue (Peninsula United Methodist Homes, Inc.),
Series B,
0.220%, VRD	15,415,000	15,415,000
University of Delaware Revenue,
0.250%, VRD	8,735,000	8,735,000

		24,150,000

District of Columbia—0.66%
District of Columbia Revenue (George Washington University),
Series C,
0.250%, VRD	9,025,000	9,025,000
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	17,000,000	17,136,773
District of Columbia University Revenue Refunding
(Georgetown University),
Series B,
0.180%, VRD	2,000,000	2,000,000

		28,161,773

Florida—4.31%
Florida Housing Finance Agency (Multi-Family
Housing Country Club), Series PP (FHLMC Insured),
0.250%, VRD	8,000,000	8,000,000
Florida State Board of Education (Public Education
Capital Outlay Bonds), Series E (Bank of America
Austin Certificates, Series 2008-1059),
0.320%, VRD[1,2]	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series B,
0.200%, VRD	2,335,000	2,335,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program),
Series A (NATL-RE Insured),
0.220%, VRD	29,790,000	29,790,000
Series C (NATL-RE Insured),
0.220%, VRD	18,910,000	18,910,000
Jacksonville Health Facilities Authority Hospital
Revenue Refunding (Baptist Medical),
Series D,
0.220%, VRD	2,860,000	2,860,000
JEA Electric System Revenue,
Series Three A,
0.210%, VRD	27,285,000	27,285,000
Series Three C-3,
0.230%, VRD	19,545,000	19,545,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Water & Sewer System Revenue, Subseries B-1,
0.230%, VRD	18,480,000	18,480,000
Lee Memorial Health System Hospital Revenue,
Series C,
0.230%, VRD	1,980,000	1,980,000
Miami Health Facilities Authority Health System
Revenue (Catholic Health East),
0.210%, VRD	4,235,000	4,235,000
Orange County Health Facilities Authority Revenue
(Hospital-Orlando Regional), Series E,
0.240%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing
Revenue Refunding (Highland Pointe Apartments),
Series J (FNMA Insured),
0.250%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of
Participation, Series E,
0.220%, VRD	20,645,000	20,645,000
Polk County Industrial Development Authority
Health Care Facilities Revenue Refunding (Winter
Haven Hospital), Series C,
0.230%, VRD	9,930,000	9,930,000

		184,285,000

Georgia—3.90%
Atlanta Tax Allocation (Westside Project), Series A,
0.240%, VRD	18,695,000	18,695,000
Atlanta Water & Wastewater Revenue,
0.240%, VRD	24,695,000	24,695,000
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	14,000,000	14,097,300
De Kalb County Development Authority Revenue
(Atlanta Jewish Community Center),
0.240%, VRD	3,565,000	3,565,000
Gainesville & Hall County Hospital Authority
Revenue Certificates of Participation (Northeast
Georgia Health System), Series A,
0.220%, VRD	15,975,000	15,975,000
Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.250%, VRD	4,500,000	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue, Series B,
0.220%, VRD	14,600,000	14,600,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.200%, VRD	13,400,000	13,400,000
Series B-2,
0.200%, VRD	24,000,000	24,000,000
Series C-3,
0.200%, VRD	12,700,000	12,700,000
Series C-4,
0.200%, VRD	9,275,000	9,275,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.240%, VRD	8,535,000	8,535,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold), Series A,
0.260%, VRD	2,550,000	2,550,000

		166,587,300

Idaho—0.54%
Idaho Health Facilities Authority Revenue (St. Lukes
Health System Project), Series B,
0.240%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	10,000,000	10,039,041

		23,039,041

Illinois—7.44%
Chicago Board of Education Refunding (Dedicated Revenue),
Series A,
0.230%, VRD	800,000	800,000
Series A-1,
0.190%, VRD	4,900,000	4,900,000
Chicago Board of Education Refunding, Series B,
0.230%, VRD	26,200,000	26,200,000
Chicago (Neighborhoods Alive 21), Series B,
0.210%, VRD	11,635,000	11,635,000
Chicago O’Hare International Airport Revenue
(Second Lien), Series C,
0.250%, VRD	38,800,000	38,800,000
Chicago O’Hare International Airport Revenue
(Third Lien), Series D,
0.320%, VRD	3,000,000	3,000,000
Chicago (Project), Series B-2,
0.230%, VRD	7,000,000	7,000,000
Chicago Sales Tax Revenue Refunding,
0.230%, VRD	44,600,000	44,600,000
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.220%, VRD	21,100,000	21,100,000
Subseries C-2,
0.220%, VRD	14,000,000	14,000,000
Subseries C-3,
0.220%, VRD	12,100,000	12,100,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.220%, VRD	16,400,000	16,400,000
Subseries 2000-2,
0.220%, VRD	7,000,000	7,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Illinois—(concluded)
Cook County (Capital Improvement), Series B,
0.260%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka
(Morgan Stanley Floater Certificates), Series 1919,
0.240%, VRD[1,2]	9,665,000	9,665,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,000,000	2,000,000
Illinois Development Finance Authority Revenue
(Francis W. Parker School Project),
0.260%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.230%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health
Care), Subseries C2A,
0.230%, VRD	13,260,000	13,260,000
Illinois Finance Authority Revenue (Cristo Rey
Jesuit School Project),
0.280%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding
(University of Chicago), Series C,
0.200%, VRD	7,800,000	7,800,000
Illinois Finance Authority Revenue (Rehabilitation
Institute of Chicago), Series C,
0.210%, VRD	8,860,000	8,860,000
Illinois Finance Authority Revenue (Rush University
Medical Center), Series A,
0.220%, VRD	9,700,000	9,700,000
Lombard Revenue (National University Health
Sciences Project),
0.250%, VRD	8,190,000	8,190,000

		317,910,000

Indiana—1.52%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.240%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.250%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project), Series A-1,
0.280%, VRD[3]	6,000,000	6,000,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health),
Series D-1,
0.230%, VRD	20,635,000	20,635,000
Series D-2,
0.230%, VRD	5,865,000	5,865,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Indiana—(concluded)
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.230%, VRD	10,600,000	10,600,000
Lawrenceburg Pollution Control Revenue Refunding
(Indiana Michigan Power Co. Project), Series H,
0.250%, VRD	4,000,000	4,000,000

		64,800,000

Iowa—0.10%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.230%, VRD	4,500,000	4,500,000

Kansas—0.26%
Mission Multi-Family Revenue Refunding (Housing
Silverwood Apartment Project) (FNMA Insured),
0.250%, VRD	11,000,000	11,000,000

Kentucky—2.95%
Boone County Pollution Control Revenue Refunding
(Duke Energy, Inc. Project), Series A,
0.230%, VRD	2,000,000	2,000,000
Boyle County Hospital Revenue (Ephraim McDowell
Health Project),
0.250%, VRD	6,900,000	6,900,000
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.220%, VRD	13,985,000	13,985,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.220%, VRD	4,185,000	4,185,000
Series B,
0.220%, VRD	27,675,000	27,675,000
Jeffersontown Lease Program Revenue (Kentucky
League of Cities Funding Trust),
0.230%, VRD	1,330,000	1,330,000
Pendleton County Multi-County Lease Revenue
(Kentucky Associated Counties Leasing Program),
0.320%, VRD	10,000,000	10,000,000
0.370%, VRD	30,000,000	30,000,000
Shelby County Lease Revenue, Series A,
0.220%, VRD	15,970,000	15,970,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.220%, VRD	11,690,000	11,690,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series B,
0.260%, VRD	2,480,000	2,480,000

		126,215,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Louisiana—0.18%
East Baton Rouge Parish Sales Tax Revenue
Refunding (Road & Street Improvement),
Series A,
0.250%, VRD	5,000,000	5,000,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health),
Series B2,
0.200%, VRD	2,500,000	2,500,000

		7,500,000

Maryland—1.85%
Maryland State Health & Higher Educational
Facilities Authority Revenue (DeMatha Catholic
High School),
0.240%, VRD	8,950,000	8,950,000
Maryland State Health & Higher Educational
Facilities Authority Revenue (Johns Hopkins
University), Series B,
0.210%, VRD	21,485,000	21,485,000
Maryland State Health & Higher Educational
Facilities Authority Revenue (Stevenson University),
0.240%, VRD	1,975,000	1,975,000
Maryland State Health & Higher Educational
Facilities Authority Revenue (Suburban Hospital),
0.220%, VRD	15,340,000	15,340,000
Maryland State & Local Facilities Loan, Series A,
5.000%, due 08/01/11	6,000,000	6,094,808
Montgomery County Housing Opportunities
Commission Multi-Family Revenue, (Canterbury
Apartments), Series A (FNMA Insured),
0.230%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.250%, VRD	20,185,000	20,185,000
Series A-7,
0.250%, VRD	600,000	600,000

		79,129,808

Massachusetts—2.07%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.180%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education Smith College),
0.200%, VRD	7,726,000	7,726,000
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts Institute of Technology),
Series J-1,
0.170%, VRD	3,300,000	3,300,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System), Series F3, 0.230%, VRD	3,080,000	3,080,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College), Series I,
0.190%, VRD	5,900,000	5,900,000
Massachusetts Revenue Anticipation Notes, Series C,
2.000%, due 06/23/11	15,000,000	15,057,286
Massachusetts, Series B,
2.000%, due 05/26/11	10,000,000	10,025,546
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue (Senior),
Series A-1,
0.230%, VRD	24,500,000	24,500,000
University of Massachusetts Building Authority
Revenue Refunding, Series 3,
0.230%, VRD	8,000,000	8,000,000

		88,288,832

Michigan—2.14%
Grand Valley State University Revenue Refunding,
Series B,
0.210%, VRD	7,500,000	7,500,000
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.220%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.210%, VRD	7,880,000	7,880,000
Series F,
0.230%, VRD	4,955,000	4,955,000
Michigan State Housing Development Authority,
Series B,
0.260%, VRD[3]	20,000,000	20,000,000
Series D,
0.240%, VRD	7,100,000	7,100,000
Michigan State Strategic Fund Ltd. Obligation
Revenue (Greenpath, Inc., Project), Series A,
0.240%, VRD	6,000,000	6,000,000
University of Michigan Revenues (Hospital),
Series A,
0.190%, VRD	12,515,000	12,515,000
0.220%, VRD	1,410,000	1,410,000
Series B,
0.210%, VRD	21,185,000	21,185,000

		91,345,000

Minnesota—0.58%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.240%, VRD	8,865,000	8,865,000
St. Cloud Health Care Revenue Refunding
(Cenracare Health System), Series A,
0.210%, VRD	15,730,000	15,730,000

		24,595,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Mississippi—1.51%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.200%, VRD	5,000,000	5,000,000
Series D,
0.200%, VRD	20,000,000	20,000,000
Series G,
0.170%, VRD	21,505,000	21,505,000
Series J,
0.200%, VRD	5,000,000	5,000,000
Mississippi Business Finance Corp. Revenue (Drury
Inns, Inc., Project), Series A,
0.240%, VRD	12,985,000	12,985,000

		64,490,000

Missouri—4.01%
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.250%, VRD	6,000,000	6,000,000
Series B,
0.250%, VRD	11,300,000	11,300,000
Series C,
0.200%, VRD	43,200,000	43,200,000
Series D,
0.200%, VRD	23,200,000	23,200,000
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health System),
Series A,
0.220%, VRD	20,200,000	20,200,000
Series C,
0.210%, VRD	6,000,000	6,000,000
Series E,
0.200%, VRD	17,200,000	17,200,000
Missouri Health & Educational Facilities Authority
Revenue (Ascension Healthcare), Series C-3,
0.220%, VRD	13,000,000	13,000,000
St. Joseph Industrial Development Authority Health
Facilities Revenue (Heartland Regional Medical
Center), Series A,
0.220%, VRD	13,800,000	13,800,000
St. Louis Industrial Development Authority Cultural
Facilities Revenue (Art Museum Project), Series B,
0.210%, VRD	6,715,000	6,715,000
University of Missouri University Revenues
(Systems Facilities), Series B,
0.220%, VRD	10,800,000	10,800,000

		171,415,000

Montana—0.18%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.250%, VRD	2,300,000	2,300,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters
of Charity Health Systems),
0.250%, VRD	5,200,000	5,200,000

		7,500,000

Nebraska—0.22%
Douglas County Hospital Authority No. 002
Revenue Refunding (Health Facilities for
Childrens), Series A,
0.230%, VRD	9,500,000	9,500,000

New Hampshire—0.21%
New Hampshire Health & Education Facilities
Authority Revenue (Barclays Capital Municipal
Trust Receipts Series 7WJ),
0.260%, VRD[1,2]	8,825,000	8,825,000

New Jersey—0.33%
Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	1,000,000	1,003,135
Middlesex County, Series A,
2.000%, due 06/01/11	1,500,000	1,504,250
Montclair Township Bond Anticipation Notes &
Water Utilities,
1.500%, due 03/09/12	6,832,000	6,873,860
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health), Series D,
0.180%, VRD	2,700,000	2,700,000
Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	2,126,980	2,135,756

		14,217,001

New Mexico—1.12%
Bernalillo County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	7,000,000	7,029,820
1.500%, due 12/15/11	12,000,000	12,092,880
New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien), Subseries A-2,
0.250%, VRD	8,500,000	8,500,000
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	20,000,000	20,083,512

		47,706,212

New York—7.88%
Bayport-Blue Point Union Free School District Tax
Anticipation Notes,
1.250%, due 06/30/11	5,500,000	5,511,561
Cold Spring Harbor Central School District Tax
Anticipation Notes,
1.250%, due 06/30/11	3,800,000	3,808,425

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(continued)
Erie County Fiscal Stability Authority Bond
Anticipation Notes,
1.250%, due 07/29/11	12,815,000	12,851,278
Metropolitan Transportation Authority Dedicated
Tax Fund Refunding,
Subseries B-1,
0.220%, VRD	8,455,000	8,455,000
Subseries B-2,
0.220%, VRD	11,235,000	11,235,000
Subseries B-3,
0.220%, VRD	8,995,000	8,995,000
Miller Place Union Free School District Tax
Anticipation Notes,
1.500%, due 06/30/11	7,500,000	7,518,386
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (Elliott Chelsea
Development), Series A,
0.230%, VRD	4,800,000	4,800,000
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest), Series A,
0.290%, VRD	3,800,000	3,800,000
New York City Housing Development Corp. Multi-Family
Rental Housing Revenue (Queenswood
Apartments), Series A (FHLMC Insured),
0.220%, VRD	7,565,000	7,565,000
New York City Housing Development Corp. Multi-Family
Rental Housing Revenue (Royal
Properties), Series A (FNMA Insured),
0.220%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family
Revenue Mortgage (Marseilles
Apartments), Series A,
0.220%, VRD	2,090,000	2,090,000
New York City Industrial Development Agency
Civic Facility Revenue (Abraham Joshua Heschel Project),
0.220%, VRD	6,080,000	6,080,000
New York City Industrial Development Agency
Civic Facility Revenue (Lycee Francais de New
York Project), Series B,
0.180%, VRD	2,500,000	2,500,000
New York City Industrial Development Agency
Civic Facility Revenue Refunding & Improvement
(Touro College),
0.240%, VRD	1,600,000	1,600,000
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.180%, VRD	2,600,000	2,600,000
Series BB-5,
0.170%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (Second General
Resolution), Series AA-3,
0.330%, VRD	17,100,000	17,100,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue, Series F-1,
0.240%, VRD	11,200,000	11,200,000
New York City,
Subseries A-3,
0.220%, VRD	5,000,000	5,000,000
Subseries L-6,
0.170%, VRD	10,000,000	10,000,000
New York City Transitional Finance Authority (New
York City Recovery), Series 3, Subseries 3-F,
0.180%, VRD	4,215,000	4,215,000
New York City Transitional Finance Authority
Revenue (Future Tax Secured), Series A-2,
0.210%, VRD	16,800,000	16,800,000
New York City Trust for Cultural Resources
Revenue Refunding (American Museum of Natural
History), Series A2,
0.200%, VRD	2,500,000	2,500,000
New York City Trust for Cultural Resources
Revenue Refunding (Lincoln Center), Series A-2,
0.200%, VRD	3,300,000	3,300,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Local Secured), Series A,
0.220%, VRD	10,425,000	10,425,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (St. John’s University),
Series B-1,
0.230%, VRD	5,000,000	5,000,000
Series B-2,
0.210%, VRD	17,100,000	17,100,000
New York State Housing Finance Agency Affordable
Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.210%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue
(20 River Terrace Housing), Series A (FNMA Insured),
0.240%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A (FNMA Insured),
0.240%, VRD	8,100,000	8,100,000
New York State Housing Finance Agency Revenue
(Baisley Park Gardens), Series A,
0.240%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.240%, VRD	2,700,000	2,700,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue
(West 37th Street Housing),
Series A,
0.230%, VRD	4,100,000	4,100,000
Series B,
0.230%, VRD	4,800,000	4,800,000
New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.210%, VRD	13,080,000	13,080,000
New York State Urban Development Corp. Revenue
(State Facilities),
Series A3B,
0.320%, VRD	18,115,000	18,115,000
Series A3C,
0.280%, VRD	8,160,000	8,160,000
Series A3D,
0.280%, VRD	14,400,000	14,400,000
Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	9,000,000	9,048,205
Suffolk County Industrial Development Agency
Civic Facilities Revenue (Touro College Project),
0.240%, VRD	5,000,000	5,000,000
Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	9,000,000	9,033,438
1.500%, due 09/13/11	1,000,000	1,005,038
2.000%, due 09/13/11	5,000,000	5,036,453
Triborough Bridge & Tunnel Authority Revenues
(General), Series A,
0.280%, VRD	13,080,000	13,080,000
Westchester County Industrial Development Agency
Civic Facilities Revenue (Mercy College Project),
Series B,
0.220%, VRD	7,705,000	7,705,000

		336,412,784

North Carolina—6.33%
Charlotte Water & Sewer System Revenue
Refunding, Series C,
0.220%, VRD	43,845,000	43,845,000
Charlotte Water & Sewer System Revenue, Series B,
0.240%, VRD	52,340,000	52,340,000
Guilford County, Series B,
0.230%, VRD	3,345,000	3,345,000
Mecklenburg County,
Series A,
0.240%, VRD	6,200,000	6,200,000
Series B,
0.220%, VRD	23,900,000	23,900,000
0.240%, VRD	33,925,000	33,925,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Wake Forest
University), Series B,
0.210%, VRD	17,305,000	17,305,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Educational Facilities Finance
Agency Revenue (Duke University Project), Series B,
0.230%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (First Health Carolinas),
Series A,
0.240%, VRD	12,710,000	12,710,000
North Carolina (Public Improvement),
Series D,
0.220%, VRD	11,100,000	11,100,000
Series F,
0.210%, VRD	15,000,000	15,000,000
Union County, Series A,
0.220%, VRD	5,500,000	5,500,000
University of North Carolina Hospital Chapel Hill
Revenue Refunding, Series A,
0.220%, VRD	11,360,000	11,360,000
University of North Carolina Hospital Chapel Hill
Revenue, Series B,
0.210%, VRD	9,330,000	9,330,000
Wake County (Public Improvement), Series B,
0.220%, VRD	9,550,000	9,550,000
Winston-Salem Limited Obligations, Series B,
0.230%, VRD	9,000,000	9,000,000

		270,195,000

Ohio—3.52%
Butler County Capital Funding Revenue (CCAO
Low Cost Capital), Series A,
0.250%, VRD	6,455,000	6,455,000
Columbus (Sanitation Sewer), Series 1,
0.210%, VRD	11,120,000	11,120,000
Columbus Sewer Revenue, Series B,
0.210%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue
Housing Corp.), Series A,
0.210%, VRD	5,000,000	5,000,000
Franklin County Hospital Revenue Refunding (US
Health Corp.), Series B,
0.220%, VRD	1,945,000	1,945,000
Ohio (Common Schools),
Series A,
0.200%, VRD	4,265,000	4,265,000
Series B,
0.200%, VRD	36,935,000	36,935,000
Series D,
0.200%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue
Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.250%, VRD[1,2]	6,225,000	6,225,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Higher Educational Facilities Revenue (Oberlin
College Project),
0.240%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.250%, VRD	9,100,000	9,100,000
Series B,
0.200%, VRD	8,825,000	8,825,000

		150,530,000

Oklahoma—0.51%
Oklahoma Student Loan Authority Revenue (Senior
Student Loan), Series IIA-1,
0.280%, VRD[3]	21,835,000	21,835,000

Oregon—1.30%
Oregon State Facilities Authority Revenue (Oregon
Episcopal School Projects), Series A,
0.240%, VRD	6,825,000	6,825,000
Oregon (Veterans Welfare),
Series 84,
0.250%, VRD	23,000,000	23,000,000
Series B,
0.250%, VRD	19,800,000	19,800,000
Salem Hospital Facility Authority Revenue (Salem
Hospital Project), Series B,
0.240%, VRD	6,000,000	6,000,000

		55,625,000

Pennsylvania—4.00%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon
University),
0.220%, VRD	17,075,000	17,075,000
Allegheny County Hospital Development Authority
Revenue (University of Pittsburgh Medical
Center), Series B-1,
0.200%, VRD	15,000,000	15,000,000
Allegheny County Industrial Development Authority
Health & Housing Facilities Revenue Refunding
(Longwood), Series B1,
0.220%, VRD	14,855,000	14,855,000
Allegheny County Industrial Development Authority
Revenue (Watson Institute of Friendship),
0.240%, VRD	3,750,000	3,750,000
Beaver County Industrial Development Authority
Pollution Control Revenue Refunding (Firstenergy
Generation),
0.200%, VRD	9,200,000	9,200,000
Butler County General Authority Revenue (New
Castle Area School District),
0.240%, VRD	4,625,000	4,625,000
Emmaus General Authority Revenue, Subseries H-19,
0.240%, VRD	20,000,000	20,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Montgomery County, Series A,
0.220%, VRD	7,495,000	7,495,000
Pennsylvania Housing Finance Agency (Single
Family Mortgage),
Series 83C,
0.230%, VRD[3]	15,000,000	15,000,000
Series 87B,
0.250%, VRD[3]	8,900,000	8,900,000
Philadelphia School District Refunding, Series F,
0.200%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien), Series B2,
0.220%, VRD	26,700,000	26,700,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education Notes,
2.000%, due 05/31/11	14,000,000	14,035,065
Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.210%, VRD	9,310,000	9,310,000

		170,945,065

South Carolina—1.10%
Charleston County School District Tax Anticipation
Notes (SCSDE Insured),
2.000%, due 04/01/11	20,000,000	20,000,000
Piedmont Municipal Power Agency Electric Revenue
Refunding, Series B,
0.220%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development
Authority Hospital Revenue Refunding (Anmed
Health), Series C,
0.240%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP
Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.300%, VRD[1,2]	13,130,000	13,130,000

		47,110,000

South Dakota—0.16%
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health),
0.230%, VRD	6,955,000	6,955,000

Tennessee—4.68%
Blount County Public Building Authority (Local
Government Public Improvement), Series E-9-A,
0.260%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue
(Pooled Financing - Tennessee Municipal Bond Fund),
0.260%, VRD	2,090,000	2,090,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Tennessee—(concluded)
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Catholic Healthcare), Series B,
0.220%, VRD	1,000,000	1,000,000
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.250%, VRD	6,850,000	6,850,000
Loudon Industrial Development Board Pollution
Control Revenue Refunding (A.E. Staley
Manufacturing Co. Project),
0.220%, VRD	16,200,000	16,200,000
Memphis Health Educational & Housing Facility
Board Multi-Family Housing Revenue (Ashland
Lakes II Apartments Project), Series A,
0.260%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University),
Series A,
0.230%, VRD	5,740,000	5,740,000
Series A-1,
0.230%, VRD	6,750,000	6,750,000
Metropolitan Government of Nashville & Davidson
County Industrial Development Board Revenue
(YMCA Projects),
0.300%, VRD	16,695,000	16,695,000
Montgomery County Public Building Authority
Pooled Financing Revenue (Tennessee County
Loan Pool),
0.260%, VRD	19,970,000	19,970,000
Shelby County Public Improvement and School,
Series B,
0.280%, VRD	58,550,000	58,550,000
Shelby County Refunding, Series C,
0.290%, VRD	50,755,000	50,755,000

		200,100,000

Texas—9.49%
Alamo Community College District (Citigroup
ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.240%, VRD[1,2]	7,595,000	7,595,000
Austin Water & Wastewater Systems Revenue Refunding,
0.310%, VRD	11,100,000	11,100,000
Fort Bend County (JP Morgan PUTTERs, Series
1326) (FGIC Insured),
0.300%, VRD[1,2]	8,235,000	8,235,000
Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.190%, VRD	5,100,000	5,100,000
Subseries C-2,
0.190%, VRD	7,000,000	7,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.190%, VRD	5,000,000	5,000,000
Series A-2,
0.190%, VRD	27,500,000	27,500,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.250%, VRD	8,925,000	8,925,000
Harris County Refunding (Toll Road Senior Lien),
Series A-2 (Mandatory Put 08/15/11 @ 100),
2.000%, due 08/15/11	5,000,000	5,035,110
Houston Airport System Revenue Refunding (Sub Lien),
0.210%, VRD	5,000,000	5,000,000
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.250%, VRD	6,000,000	6,000,000
Series B-5,
0.200%, VRD	3,800,000	3,800,000
Series B-6,
0.200%, VRD	3,825,000	3,825,000
Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.240%, VRD[1,2]	18,105,000	18,105,000
Mansfield Independent School District (PSF-GTD),
0.320%, VRD	2,100,000	2,100,000
North East Independent School District
(Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.260%, VRD[1,2]	8,935,000	8,935,000
North Texas Higher Education Authority Student
Loan Revenue, Series E,
0.250%, VRD	15,000,000	15,000,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.240%, VRD	54,700,000	54,700,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.250%, VRD	24,475,000	24,475,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources), Series A,
0.220%, VRD	6,500,000	6,500,000
Texas State (Veteran Housing Assistance Fund II),
Series A,
0.250%, VRD[3]	9,040,000	9,040,000
Texas State (Veterans),
Series A,
0.240%, VRD	5,000,000	5,000,000
Series C,
0.210%, VRD	20,000,000	20,000,000
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	50,000,000	50,344,187

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Texas—(concluded)
Texas Water Development Board Revenue
Refunding (State Revolving Sub Lien), Series A,
0.210%, VRD	9,030,000	9,030,000
University of Texas University Revenues (Financing
Systems), Series B,
0.180%, VRD	72,190,000	72,190,000
Waco Educational Finance Corp. Revenue Refunding
(Baylor University), Series A,
0.240%, VRD	5,650,000	5,650,000

		405,184,297

Utah—0.43%
Murray City Hospital Revenue (IHC Health Services,
Inc.), Series C,
0.220%, VRD	2,320,000	2,320,000
Weber County Hospital Revenue (IHC Health
Services), Series A,
0.230%, VRD	15,900,000	15,900,000

		18,220,000

Vermont—0.32%
Winooski Special Obligation Refunding, Series A,
0.240%, VRD	13,500,000	13,500,000

Virginia—2.20%
Hanover County Economic Development Authority
Revenue Refunding (Bon Secours Health), Series D-2,
0.230%, VRD	8,810,000	8,810,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series A,
0.200%, VRD	13,220,000	13,220,000
Series B,
0.200%, VRD	10,000,000	10,000,000
Series D,
0.200%, VRD	13,265,000	13,265,000
Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @ 100),
0.480%, due 05/13/11	17,890,000	17,890,000
Virginia Commonwealth University (General), Series A
(AMBAC Insured),
0.200%, VRD	30,650,000	30,650,000

		93,835,000

Washington—1.74%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.250%, VRD[1,2]	5,000,000	5,000,000
King County (Multi Modal Ltd. Tax Sewer), Series B,
0.200%, VRD	3,700,000	3,700,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series B,
0.230%, VRD	31,950,000	31,950,000
Tulalip Tribes of the Tulalip Reservation Revenue
Refunding (Capital Projects),
0.250%, VRD	2,625,000	2,625,000
Washington Health Care Facilities Authority
(Swedish Health Services), Series B,
0.230%, VRD	13,000,000	13,000,000
Washington Higher Education Facilities Authority
Revenue Refunding (St. Martins University Project),
0.240%, VRD	8,570,000	8,570,000
Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma-Pierce County Project),
0.230%, VRD	9,540,000	9,540,000

		74,385,000

West Virginia—0.40%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties), Series A,
0.260%, VRD	10,000,000	10,000,000
West Virginia Economic Development Authority
Pollution Control Revenue Refunding (Ohio Power
Co. - Kammer), Series B,
0.210%, VRD	7,100,000	7,100,000

		17,100,000

Wisconsin—0.84%
University Hospitals & Clinics Authority Revenue
Refunding, Series B,
0.220%, VRD	5,000,000	5,000,000
Wisconsin Center District Tax Revenue, Series A,
0.250%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan Services), Series B,
0.220%, VRD	4,900,000	4,900,000
Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan System),
0.210%, VRD	8,000,000	8,000,000
Wisconsin State, Series B (NATL-RE Insured),
5.000%, due 05/01/11	8,000,000	8,030,760

		35,930,760

Wyoming—0.05%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series B,
0.200%, VRD	2,000,000	2,000,000

Total municipal bonds and notes (cost—$3,788,885,201)		3,788,885,201

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—10.53%
California—0.66%
Los Angeles Department of Water,
0.300%, due 06/14/11	10,000,000	10,000,000
Orange County Teeter Plan,
0.320%, due 04/07/11	18,100,000	18,100,000

		28,100,000

Connecticut—0.59%
Yale University,
0.310%, due 04/05/11	15,040,000	15,040,000
0.300%, due 06/14/11	10,000,000	10,000,000

		25,040,000

Florida—0.47%
Florida Local Government,
0.310%, due 06/06/11	20,000,000	20,000,000

Georgia—0.52%
Atlanta Airport,
0.350%, due 05/25/11	10,000,000	10,000,000
0.310%, due 06/06/11	5,000,000	5,000,000
Emory University,
0.300%, due 08/08/11	7,225,000	7,225,000

		22,225,000

Illinois—0.60%
Illinois Educational Facilities Authority Revenue,
0.300%, due 06/07/11	25,600,000	25,600,000

Maryland—2.02%
Anne Arundel County,
0.320%, due 06/21/11	15,000,000	15,000,000
Baltimore County,
0.300%, due 04/07/11	15,000,000	15,000,000
Johns Hopkins University,
0.280%, due 04/07/11	20,000,000	20,000,000
0.310%, due 08/04/11	5,000,000	5,000,000
0.300%, due 08/08/11	8,000,000	8,000,000
Montgomery County,
0.300%, due 05/05/11	7,300,000	7,300,000
0.320%, due 06/09/11	11,500,000	11,500,000
0.310%, due 06/15/11	4,650,000	4,650,000

		86,450,000

Massachusetts—0.19%
Harvard University,
0.270%, due 05/12/11	8,000,000	8,000,000

Michigan—0.42%
Trinity Health Credit Group,
0.290%, due 04/07/11	10,000,000	10,000,000
0.300%, due 05/02/11	8,020,000	8,020,000

		18,020,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(continued)
Minnesota—0.16%
Mayo Clinic,
0.300%, due 06/09/11	2,000,000	2,000,000
0.300%, due 06/21/11	5,000,000	5,000,000

		7,000,000

New York—0.91%
Columbia University,
0.250%, due 06/09/11	1,500,000	1,500,000
Metropolitan Transportation Authority,
0.300%, due 06/03/11	5,000,000	5,000,000
0.290%, due 06/07/11	10,000,000	10,000,000
0.320%, due 06/09/11	7,500,000	7,500,000
New York State Power Authority,
0.280%, due 04/04/11	15,000,000	15,000,000

		39,000,000

Ohio—0.24%
Cleveland Clinic,
0.320%, due 06/08/11	10,000,000	10,000,000

Tennessee—0.70%
Vanderbilt University,
0.300%, due 05/23/11	15,000,000	15,000,000
0.320%, due 07/12/11	15,000,000	15,000,000

		30,000,000

Texas—2.14%
City of Houston, Combined Utility System,
0.300%, due 05/17/11	5,000,000	5,000,000
0.320%, due 06/03/11	4,000,000	4,000,000
0.300%, due 06/06/11	7,000,000	7,000,000
0.300%, due 06/07/11	5,000,000	5,000,000
Harris County,
0.300%, due 05/04/11	6,110,000	6,110,000
0.300%, due 06/07/11	10,430,000	10,430,000
0.320%, due 06/07/11	990,000	990,000
Methodist Hospital,
0.350%, due 06/15/11	20,000,000	20,000,000
0.400%, due 09/06/11	8,000,000	8,000,000
University of Texas,
0.300%, due 04/06/11	15,000,000	15,000,000
0.320%, due 08/08/11	9,619,000	9,619,000

		91,149,000

Washington—0.42%
University of Washington,
0.260%, due 04/06/11	12,000,000	12,000,000
0.280%, due 05/10/11	6,000,000	6,000,000

		18,000,000

Wisconsin—0.28%
City of Milwaukee,
0.300%, due 04/15/11	7,000,000	7,000,000
0.300%, due 05/26/11	5,000,000	5,000,000

		12,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)
Wyoming—0.21%
PacifiCorp,
0.300%, due 05/05/11	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$449,584,000)		449,584,000

Total investments (cost—$4,238,469,201 which approximates cost for federal income tax purposes)[4]—99.23%		4,238,469,201

Other assets in excess of liabilities—0.77%		32,908,721

Net assets (applicable to 4,272,102,683 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,271,377,922

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.88% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Security subject to Alternative Minimum Tax.
[4]	Investments are valued at amortized cost. Periodic review and monitering of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2011 and reset periodically.

US generally accepted accounting principles requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets
	for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	3,788,885,201	—	3,788,885,201
Tax-exempt commercial paper	—	449,584,000	—	449,584,000

Total	—	4,238,469,201	—	4,238,469,201

Weighted average maturity—20 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2011